Lease Liabilities - Summary of Operating Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Operating lease cost	$ 6,854	$ 5,161	$ 17,246	$ 15,508
Variable lease cost	1,209	573	3,238	3,561
Short-term lease cost	172	84	274	210
Total operating lease cost	$ 8,235	$ 5,818	$ 20,758	$ 19,279